Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Loans [Line Items]
Short-term bank and other loans	$ 755,512	$ 840,252
Cathay United Bank [Member]
Schedule of Short-Term Loans [Line Items]
Short-term bank and other loans	89,512	200,252
CTBC Bank [Member]
Schedule of Short-Term Loans [Line Items]
Short-term bank and other loans	636,000	610,000
Other individual [Member]
Schedule of Short-Term Loans [Line Items]
Short-term bank and other loans	$ 30,000	$ 30,000